Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Feb. 28, 2019	Feb. 28, 2018
Assets
Property, plant, equipment and intangibles	$ 175	$ 190
Non-deductible reserves	89	48
Minimum Taxes	264	265
Convertible Debentures (see Note 10)	15	47
Research and development	304	286
Tax loss carryforwards	414	307
Other tax carryforwards	98	94
Deferred Tax Assets, Gross	1,359	1,237
Valuation allowance	1,192	1,221
Deferred income tax assets	167	16
Liabilities
Property, plant and equipment	(167)	(19)
Deferred income tax liabilities	167	19
Net deferred income tax asset (liability)	0	(3)
Deferred income tax asset	2	3
Deferred income tax liability	$ (2)	$ (6)